Offerings - Offering: 1	Apr. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value US$0.01 per share
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering Note	Including related preferred stock purchase rights. Preferred stock purchase rights are not currently separable from the shares of common stock and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the shares of common stock. Amount Registered: There are being registered hereunder such indeterminate number of shares of common stock of the registrant (the "Common Shares") as may be sold by the registrant from time to time at indeterminate prices. The maximum aggregate offering price of all Common Shares sold shall not exceed $50,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act") the Common Shares being registered hereunder include such indeterminate number of Common Shares as may be issuable with respect to the Common Shares being registered hereunder as a result of share splits, share dividends or similar transactions. Proposed Maximum Offering Price Per Unit: The proposed maximum offering price per Common Shares will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified. Amount of Registration Fee: Calculated pursuant to Rule 457(o)under the Securities Act of 1933, as amended, based on an estimate of the proposed maximum aggregate offering price.